S000006699 [Member] Investment Objectives and Goals - Loomis Sayles Growth Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s investment goal is long-term growth of capital.